AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 95.3%
New York – 89.4%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2045	$2,000	$2,134,168
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	1,785	1,789,917
Series 2020 4.00%, 11/01/2045	1,000	916,571
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	866,224
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,258,327
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,276
5.00%, 06/01/2033	1,320	1,321,487
5.00%, 06/01/2034	550	550,561
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	649,059
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,044,866
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,070,216
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,194,129
5.00%, 07/01/2062	4,000	3,616,360
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,193,539
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,004,360
5.25%, 07/01/2057	2,000	1,998,585
5.25%, 07/01/2062	1,000	991,270
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029	924	738,826
Series 2014 5.50%, 11/01/2044	587	469,619
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(b)	1,000	856,701

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	$1,200	$1,200,765
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.25%, 06/15/2056	1,830	1,790,900
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	808,735
4.00%, 09/01/2044	1,025	936,602
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	6,000	6,149,194
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	949,221
5.375%, 10/15/2061(a)	2,000	1,868,667
City of New York NY (City of New York NY) 4.61%, 09/01/2037	515	485,372
Series 2021 1.396%, 08/01/2027	5,905	5,742,647
1.723%, 08/01/2029	2,475	2,274,726
1.823%, 08/01/2030	2,210	1,972,903
Series 2023-C 5.00%, 08/01/2027	1,150	1,175,069
Series 2024-A 5.00%, 08/01/2027	1,710	1,747,277
Series 2025-A 5.00%, 08/01/2035	2,000	2,205,383
Series 2025-E 5.25%, 08/01/2050	5,000	5,194,529
Series 2026-G 5.00%, 02/01/2045	4,250	4,482,509
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	484,356
1.823%, 08/01/2030	790	711,172
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,183,450
Series 2020-B 5.918%, 07/01/2039	1,980	1,939,791
Hempstead Town Local Development Corp. (Adelphi University) Series 2026-A 5.25%, 10/01/2051	3,000	3,003,395
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	4,802,751
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,204
5.00%, 07/01/2039	1,100	1,100,163

	Principal Amount (000)	U.S. $ Value

Long Island Power Authority (Long Island Power Authority) Series 2022-B 5.00%, 09/01/2052	$1,500	$1,519,049
Series 2023-E 5.00%, 09/01/2048	5,000	5,181,627
Long Island Power Authority (Prerefunded - US Treasuries) Series 2016-B 5.00%, 09/01/2030	5,000	5,008,819
5.00%, 09/01/2033	3,515	3,520,976
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	2,000	2,145,042
Series 2020-C 5.25%, 11/15/2055	1,000	1,011,398
Series 2021 2.875% (SOFR + 0.43%), 11/01/2026(c)	100	99,880
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,222,339
Series 2024-B 5.00%, 11/15/2039	5,000	5,337,405
Series 2025 5.00%, 11/15/2035	2,290	2,548,666
5.25%, 11/15/2045	5,000	5,298,614
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,795,900
5.25%, 11/15/2035	5,000	5,024,706
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,578,010
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,953,643
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,128,710
4.00%, 12/01/2039	1,000	929,848
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,098,033
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(d)(e)	1,447	103,578
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,038,055
5.00%, 07/01/2055	3,700	2,979,845
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2042	1,500	1,610,974
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043	330	331,651

	Principal Amount (000)	U.S. $ Value

Series 2024-8SPR, Class E 4.375%, 12/15/2043	$640	$646,394
Series 2024-8SPR, Class F 5.25%, 12/15/2043	1,565	1,600,281
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,399,033
Series 2023 5.25%, 06/15/2053	4,500	4,681,654
Series 2024-C 4.25%, 06/15/2054	3,000	2,778,224
Series 2025 5.00%, 06/15/2050	1,250	1,289,806
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	2,000	2,045,356
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,647,547
Series 2024 5.00%, 11/01/2039	10,000	10,690,685
Series 2025 5.00%, 05/01/2046	2,500	2,604,806
Series 2026 5.00%, 02/01/2029	1,500	1,581,357
5.00%, 11/01/2040	2,175	2,342,551
5.50%, 11/01/2054	1,000	1,069,411
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2026-B 5.00%, 11/15/2046(f)	2,000	2,098,745
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	3,640	3,700,991
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,203,017
5.375%, 11/15/2040(a)	700	700,830
7.25%, 11/15/2044(a)	1,280	1,282,651
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,589,307
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,373,713
2.80%, 09/15/2069	5,780	5,450,992
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,445,760
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	3,000	3,102,584

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	$1,310	$1,282,429
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,340,105
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,004,665
5.00%, 07/01/2033	3,000	3,004,556
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	875,783
Series 2022-2 5.00%, 07/01/2037	200	207,211
5.00%, 07/01/2042	275	277,535
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2051	2,285	2,311,516
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	2,500	2,212,282
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,985,552
5.00%, 08/01/2033	2,000	2,031,973
5.00%, 08/01/2035	1,515	1,528,162
AG Series 2020 3.00%, 09/01/2050	3,000	2,074,221
Series 2020 4.00%, 09/01/2037	800	753,990
4.00%, 09/01/2039	1,345	1,246,477
Series 2024 5.25%, 11/01/2041	2,300	2,381,398
5.50%, 11/01/2047	1,160	1,200,948
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	5,000	4,940,180
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,824,005
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,001,086
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	915	915,752
Series 2017-B 5.00%, 02/15/2033	8,095	8,259,822
Series 2025-A 5.00%, 03/15/2054	9,525	9,721,206
Series 2025-C 5.25%, 03/15/2050	1,000	1,050,384

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	$1,000	$772,877
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	2,904,904
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	5,340	5,452,863
New York State Dormitory Authority (Yeshiva University) Series 2022-A 5.00%, 07/15/2050	1,000	967,784
New York State Energy Research & Development Authority (New York State Electric & Gas) Series 2023-C 4.00%, 04/01/2034	2,500	2,536,443
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	3,024,082
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2026 5.00%, 01/01/2050	4,200	4,323,417
Series 2026-A 5.00%, 01/01/2056	5,000	5,090,244
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	1,000	1,054,749
Series 2026-A 5.00%, 09/15/2027	3,000	3,078,289
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031	1,280	1,325,363
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	985,700
5.00%, 01/01/2030	2,395	2,450,432
Series 2020 4.00%, 10/01/2030	1,000	1,014,964
5.00%, 10/01/2035	2,200	2,283,042
5.00%, 10/01/2040	3,815	3,887,839
Series 2023 6.00%, 04/01/2035	1,000	1,102,138
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	6,000	5,374,926
4.00%, 04/30/2053	1,120	964,493
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,210,200
Series 2022 5.00%, 12/01/2034	1,250	1,325,009
5.00%, 12/01/2035	7,000	7,382,748

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	$4,250	$4,299,722
AG Series 2024 0.00%, 12/31/2054(g)	5,310	3,469,019
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.00%, 06/30/2049	1,000	995,943
5.125%, 06/30/2060	5,000	4,968,080
Series 2024 5.50%, 06/30/2060	10,000	10,070,929
Series 2025 6.00%, 06/30/2055	1,000	1,049,823
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	1,965,747
4.00%, 07/01/2033	2,250	2,206,028
5.00%, 07/01/2034	2,490	2,491,344
5.00%, 07/01/2046	2,000	1,965,598
5.25%, 01/01/2050	3,030	3,022,623
Series 2026 5.00%, 07/01/2036(a)(f)	1,015	1,073,372
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,585,987
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,533,822
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,330,241
Series 2022 4.00%, 07/01/2042	525	465,290
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	5,150	5,519,760
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2031	2,000	2,048,439
Series 2020-2 4.00%, 07/15/2045	5,000	4,527,140
Series 2022-2 5.00%, 08/01/2035	2,500	2,659,848
5.00%, 08/01/2037	1,715	1,807,430
Series 2023-2 5.00%, 07/15/2035	3,000	3,215,473
5.00%, 07/15/2036	1,000	1,066,130
5.00%, 07/15/2038	2,000	2,109,898
5.00%, 12/01/2038	2,000	2,112,103
5.00%, 07/15/2040	1,625	1,701,460
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 5.00%, 07/01/2047	3,000	3,115,784

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	$2,500	$2,502,372
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,511,220
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,633,424
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,874,022
Series 2021-C 5.00%, 05/15/2051	10,000	10,276,200
Series 2022-C 5.25%, 05/15/2052	2,000	2,070,635
Series 2026 5.00%, 02/01/2028	6,220	6,427,731
5.00%, 02/01/2029	1,000	1,053,249
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,037,708
Series 2020-A 5.00%, 11/15/2049	3,000	3,074,376
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.25%, 12/01/2054	1,500	1,554,242
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,250	1,302,411
Series 2026 5.00%, 09/01/2033	1,000	1,084,007
5.00%, 09/01/2034	1,250	1,360,093
5.00%, 09/01/2035	1,935	2,106,120
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,016,442
Series 2026 5.00%, 12/01/2035	1,000	1,110,547
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	3,134,710
5.00%, 06/01/2048	1,685	1,564,134
Series 2017-A 5.00%, 06/01/2041	10,850	10,900,461
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)	1,400	1,442,004
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,509,182
5.25%, 09/15/2042	135	133,040
5.25%, 09/15/2047	235	222,964

	Principal Amount (000)	U.S. $ Value

5.25%, 09/15/2053	$505	$462,743
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	105	105,106
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,798,389
5.00%, 01/01/2051	2,505	2,512,456
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,840,618
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,000	936,874

		497,501,562

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,003,776

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	45,007

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	355	355,263

		400,270

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	101,963
5.00%, 01/01/2039	100	101,587

		203,550

Guam – 2.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	175	184,868
5.25%, 10/01/2036	585	619,718
Series 2024-A 5.25%, 10/01/2037	1,000	1,060,552
5.25%, 10/01/2042	300	309,854
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,440,539
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,008,036
5.00%, 10/01/2037	1,500	1,510,339

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$3,760	$3,516,073

		12,649,979

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(h)(i)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)(h)(i)	745	74

		77

Maryland – 0.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	588,699
Series 2019-B 3.70%, 06/01/2039(a)	200	185,010

		773,709

Puerto Rico – 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,055	1,111,850
5.00%, 07/01/2035(a)	1,295	1,347,070
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2034	1,000	990,736
AG Series 2007-V 5.25%, 07/01/2031	710	719,365
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	139,719
6.625%, 01/01/2028	1,068	1,062,928
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,579,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	605,364
4.55%, 07/01/2040	73	72,258
4.75%, 07/01/2053	3,000	2,848,178

		10,476,644

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	1,004,999

Texas – 0.3%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	84,465

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	$722	$567,456
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,036,411

		1,688,332

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(a)	105	98,276

Wisconsin – 0.8%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(b)	1,250	1,115,341
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	2,320	2,538,493
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	390	390,822
5.00%, 10/01/2028(a)	225	231,846
5.00%, 10/01/2029(a)	100	103,946

		4,380,448

Total Long-Term Municipal Bonds (cost $543,533,756)		530,181,622

Short-Term Municipal Notes – 3.2%
New York – 3.2%
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	13,000	13,144,220
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 05/01/2047(a)(j)	2,800	2,800,000
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	2,000	2,000,711

Total Short-Term Municipal Notes (cost $17,970,723)		17,944,931

Total Municipal Obligations (cost $561,504,479)		548,126,553

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(e)(h) (cost $421,410)	23,486	68,344

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(k)(l)(m) (cost $5,839,009)	5,839,009	$5,839,009

Total Investments – 99.6% (cost $567,764,898)(n)		554,033,906
Other assets less liabilities – 0.4%		2,415,331

Net Assets – 100.0%		$556,449,237

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	7,425	$(606,070)	$(270,452)	$(335,618)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10,400	10/15/2029	2.485%	CPI#	Maturity	$140,551	$—	$140,551
USD	9,000	10/15/2030	2.615%	CPI#	Maturity	40,389	—	40,389

						$180,940	$—	$180,940

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(328,647)	$—	$(328,647)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(64,377)	—	(64,377)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(57,564)	—	(57,564)
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	(51,680)	(495)	(51,185)
USD	10,700	01/03/2033	1 Day SOFR	3.720%	Annual	(295,785)	—	(295,785)
USD	6,200	01/03/2033	1 Day SOFR	3.571%	Annual	(228,171)	—	(228,171)
USD	4,700	07/15/2033	1 Day SOFR	3.929%	Annual	(84,314)	—	(84,314)
USD	6,800	09/25/2035	3.587%	1 Day SOFR	Annual	380,765	—	380,765
USD	5,800	09/25/2035	3.509%	1 Day SOFR	Annual	359,832	—	359,832

						$(369,941)	$(495)	$(369,446)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$506,145	$—	$506,145

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $27,736,048 or 5.0% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	$966,610	$856,701	0.15%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,004	74	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,115,341	0.20%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	When-Issued or delayed delivery security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(h)	Non-income producing security.
(i)	Defaulted.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,582,814 and gross unrealized depreciation of investments was $(18,331,785), resulting in net unrealized depreciation of $(13,748,971).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$530,078,044	$103,578	$530,181,622
Short-Term Municipal Notes	-0-	17,944,931	-0-	17,944,931
Preferred Stocks	-0-	-0-	68,344	68,344
Short-Term Investments	5,839,009	-0-	-0-	5,839,009

Total Investments in Securities	5,839,009	548,022,975	171,922	554,033,906
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	180,940	-0-	180,940
Centrally Cleared Interest Rate Swaps	-0-	740,597	-0-	740,597
Interest Rate Swaps	-0-	506,145	-0-	506,145
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(606,070)	-0-	(606,070)
Centrally Cleared Interest Rate Swaps	-0-	(1,110,538)	-0-	(1,110,538)

Total	$5,839,009	$547,734,049	$171,922	$553,744,980

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolios’ transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$5,251	$36,727	$36,139	$5,839	$85